Offerings	Jan. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200
Offering Note	An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon conversion of or exchange for any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to any anti-dilution adjustments with respect to any such securitiesThe proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of common stock warrants registered hereunder. The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $2,000,000,000